Leases - Weighted-average remaining lease term and discount rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted-average remaining lease term
Land use rights	44 years	45 years
Operating leases	7 years	7 years
Finance leases	3 years	4 years
Weighted-average discount rate
Land use rights	3.30%	3.30%
Operating leases	3.90%	4.80%
Finance leases	3.30%	6.90%